Equity - Summary of Information about Dividends (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Information About Dividends [Abstract]
Final dividend for the year ended 30 June 2017 38.5 pence per share (2016 - 36.6 pence; 2015 - 34.9 pence)	£ 968	£ 920	£ 876
Interim dividend for the year ended 30 June 2018 24.9 pence per share (2017 - 23.7 pence; 2016 - 22.6 pence)	613	595	567
Dividend paid	£ 1,581	£ 1,515	£ 1,443